Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2025	$ 93,088	$ 66,074
2026	33,685	33,282
2027		33,282
2028
2029
Thereafter
Total future lease payment	186,718	132,638
Less: imputed interest	(3,889)	(5,898)
Present value of operating lease liabilities	182,829	126,740	$ 235,373
Operating lease liabilities, current portion	138,357	62,211	216,567
Operating lease liabilities, non-current portion	$ 44,472	$ 64,529	$ 18,806